Investment Strategy - FT Vest Laddered Autocallable Buffer & Resilient Income ETF	Oct. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as "swap agreements" or "swaps") that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created financial instruments designed to replicate the defined return characteristics of autocallable yield notes (each such theoretical financial instrument, a “Synthetic Autocallable Contract").Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments, such as swaps, that provide exposure to Synthetic Autocallable Contracts, and/or other income-producing investments. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The term “laddered portfolio” refers to the Fund seeking to maintain on a recurring basis exposure to a diversified series of at least 24 Synthetic Autocallable Contracts that each have a unique combination of maturity and observation dates (as defined below). Such "laddering" is achieved by “rolling” (i.e., replacing) the Synthetic Autocallable Contracts upon their call or maturity into new Synthetic Autocallable Contracts to allow the Fund to maintain the staggered investment time periods to which it is exposed and thereby mitigate the risks associated with exposure to only a single time period. The rolling of Synthetic Autocallable Contracts into new contracts with new maturity and observation dates (as defined below) results in the reset of coupon payment amounts, "maturity buffer” levels, and "initial values" of the underlying indices or exchange-traded funds (each, as defined and discussed below) to be commensurate with then-existing market conditions. The Synthetic Autocallable Contracts are expected to have term lengths ranging from 12 months to 24 months. The costs under the swap agreements for "rolling" will impact the coupon payment rates of the new contracts.Autocallable yield notes are debt obligations linked to the performance of an underlying asset or multiple underlying assets. The Synthetic Autocallable Contracts to which the Fund will be exposed through its swap agreements will be linked to the following three broad-based U.S. equity market indices—the S&P 500® Index ("SPX"), the Russell 2000 Index (“RTY”) and the Nasdaq-100® Index ("NDX")—or to exchange-traded funds that seek to track the performance of such equity market indices. The underlying assets of the Synthetic Autocallable Contracts may at times have significant exposure to one or more market sectors, including the information technology sector. Accordingly, the Fund will be exposed to varying degrees to the risks associated with such sectors.The value of each underlying asset at the beginning of a Synthetic Autocallable Contract's term (the “initial value”) defines when the contract is automatically called. When the underlying assets of a Synthetic Autocallable Contract are exchange-traded funds, such value is based on the market value of such funds. If the value of each underlying asset of a Synthetic Autocallable Contract is equal to or exceeds its respective initial value on a predefined recurring (i.e., on an approximately quarterly basis) “observation date,” the contract is automatically called. In such circumstance, the coupon payment will be made for that observation date but all remaining coupon payments are cancelled and 100% of the initial notional amount of the contract will be returned (i.e., rolled into a new Synthetic Autocallable Contract). Accordingly, the Fund will not further benefit under the contract from such upside return on the underlying assets. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is below its initial value on an observation date, the coupon payment will be made for such period and the Synthetic Autocallable Contract will continue in effect until at least the next observation date. Except as described above for circumstances where future coupon payments are cancelled, whether a coupon payment is made for a given observation date is not contingent on the value of the underlying assets on such observation date. The Fund anticipates its distributions will primarily be sourced from coupon payments of the Synthetic Autocallable Contracts.The portion of the initial notional amount of a Synthetic Autocallable Contract that is returned at maturity depends on the value of the worst performing underlying asset as of the maturity date. Upon its maturity, each Synthetic Autocallable Contract will seek to provide a buffer against the first 10% to 15% of the worst performing underlying asset's losses during the term of the contract, if any (the "buffer"). The buffer is only provided by the Synthetic Autocallable Contracts and the Fund itself does not provide any stated buffer against losses. After application of the buffer, the Fund is subject to losses experienced by the worst performing underlying asset on a one-to-one basis (e.g., if the worst performing underlying asset declined in value by 30% as of the maturity date for a contract that provides a buffer of 10%, the Fund will be subject to the individual contract's losses of 20%). Accordingly, each Synthetic Autocallable Contract will have a "maturity buffer" level that is set at 10% to 15% below the initial values of the underlying assets—i.e., at 85% to 90% of the initial values. The maturity buffer level of each Synthetic Autocallable Contract uniformly applies to each underlying asset for such contract. If the value of the worst performing underlying asset of a Synthetic Autocallable Contract is at or above the maturity buffer level on the maturity date, 100% of the initial notional amount of the contract will be returned, even though the value of the underlying asset may have decreased. If the value of at least one of the underlying assets is below the maturity buffer level on the maturity date of the Synthetic Autocallable Contract, the percentage of the initial notional amount under the contract that will be returned will be equal to the percentage of the value of the worst performing underlying asset on the maturity date relative to its initial value, plus the amount of the buffer (e.g., 10%) for such contract. A higher buffer amount (i.e., greater amount of protection from losses) on a Synthetic Autocallable Contract will generally correspond to a lower expected yield on the contract. The buffer for the Fund's Synthetic Autocallable Contracts is intended to always apply at the time of maturity to losses (if any) experienced by the worst performing underlying asset. The Synthetic Autocallable Contracts do not seek to provide a buffer at any time other than at maturity. For purposes of the foregoing, the worst performing underlying asset of a Synthetic Autocallable Contract is the underlying asset which value has experienced the greatest percentage loss relative to its initial value. Separately, the Fund is also subject to the risk of a decline in the value of its swap agreements which would adversely impact its net asset value.The maturity buffer level and, except as described above, the absence of a contingency on coupon payments (as compared to other similarly structured instruments that impose additional conditions on the payment of coupons) generally reflect the “resilience” of a Synthetic Autocallable Contract. As the resilience of a contract increases, it is expected that the coupon rate will correspondingly decrease (and vice versa). As an illustrative example, the following provides certain of the several possible scenarios under a Synthetic Autocallable Contract:Sample terms of a Synthetic Autocallable Contract for purposes of the example:●Initial Notional Amount of the Contract: $1,000●Observation Date Frequency: Quarterly●Length of Term: 24 months (i.e., 8 potential observation dates)●Maturity Buffer Level: 90% of the initial value of the worst performing underlying asset●Buffer: first 10% of the worst performing underlying asset's lossesIn addition to the swap agreements, the Fund may utilize box spreads and invest in a basket of short-term (i.e., generally less than 12 months) U.S. Treasury securities, including for the purpose of collateralizing the swap agreements. A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. The Fund may also maintain a sizeable cash position from time to time. The Fund's investments in options comprising a box spread will be classified as "income-producing investments" for purposes of the Fund's Name Policy (as defined below). The Fund’s investment strategy may include active and frequent trading. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that an industry or group of industries comprise more than 25% of the underlying referenced indices or ETFs of the Synthetic Autocallable Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by entering into swap agreements and/or option contracts structured similarly to swap agreements (collectively, hereinafter referred to as "swap agreements" or "swaps") that seek to deliver a return reflecting the performance of a laddered portfolio of theoretically created financial instruments designed to replicate the defined return characteristics of autocallable yield notes (each such theoretical financial instrument, a “Synthetic Autocallable Contract").
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments, such as swaps, that provide exposure to Synthetic Autocallable Contracts, and/or other income-producing investments.